Business Combination - EVgo Holdings (Details) - USD ($) $ in Thousands			6 Months Ended	11 Months Ended	12 Months Ended
	Jan. 16, 2020	Jan. 15, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Revenues		$ 1,526			$ 22,214	$ 13,049
Net loss		(421)		$ (47,790)	$ (57,762)	$ (47,790)
EVgo Holdings [Member]
Business Acquisition [Line Items]
Ownership percentage	100.00%				100.00%
Merger agreement with EVGo Services [Member] | EVgo Holdings [Member]
Business Acquisition [Line Items]
Cash purchase consideration	$ 130,500
Transaction bonus to the employees	5,300
Contingent consideration liability	4,000
Maximum potential contingent consideration	12,500
Goodwill expected to be deductible for tax purposes	22,100
Cash not transferred to opening balance		$ 600
Business combination, acquisition related costs			$ 5,300
Merger agreement with EVGo Services [Member] | EVgo Holdings [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets acquired	19,000
Merger agreement with EVGo Services [Member] | EVgo Holdings [Member] | Host Relationships [Member]
Business Acquisition [Line Items]
Intangible assets acquired	41,500
Merger agreement with EVGo Services [Member] | EVgo Holdings [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Intangible assets acquired	3,900
Merger agreement with EVGo Services [Member] | EVgo Holdings [Member] | Technology [Member]
Business Acquisition [Line Items]
Intangible assets acquired	$ 11,800